Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.22%
ASSET-BACKED SECURITIES — 11.09%**
AMMC CLO 19 Ltd., Series 2016-19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.14%	10/16/28	[1,2,3]	$ 15,000	$15,000
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
3.19%	07/25/29	[1,2,3]	10,000	10,005
Corevest American Finance Trust, Series 2019-3, Class XA (IO)
2.04%	10/15/52	[3,4]	978,783	89,936
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.11%	08/15/30	[1,2,3]	10,000	10,005
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.44%	08/27/46	[2,3]	67,480	64,371
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	53,266	56,733
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	54,210	56,534
LCM XIII LP, Series 2013A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.11%	07/19/27	[1,2,3]	50,000	49,945
Madison Park Funding XXX Ltd., Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
2.75%	04/15/29	[1,2,3]	40,000	39,758
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.69%	06/25/54	[2,3]	100,000	96,134
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/15/28	[1,2,3]	10,000	9,995
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/24/27	[1,2,3]	40,000	40,018
PHEAA Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.38%	08/25/40	[2,3]	52,435	51,440

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
2.44%	07/25/39	[2]	$74,020	$ 68,249
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.64%	07/25/23	[2]	10,605	10,682
SLM Student Loan Trust, Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
2.84%	07/25/23	[2]	20,973	20,712
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[2]	10,000	9,702
Store Master Funding, Series 2019-1, Class A2
3.65%	11/20/49	3,†	99,828	99,933
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.22%	07/17/28	[1,2,3]	10,000	10,003

Total Asset-Backed Securities (Cost $802,633)				809,155

CORPORATES — 27.61%*
Banking — 1.85%
Bank of America Corp.
3.00%	12/20/23	[4]	15,000	15,358
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,248
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 1.00%)
3.00%	01/15/23	[2]	10,000	10,139
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	5,000	5,005
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,4]	30,000	30,463
Santander UK Group Holdings PLC (United Kingdom)
4.80%	11/15/24	[1,4]	35,000	37,817
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.16%	10/31/23	[2]	30,000	30,570

				134,600

Communications — 3.40%
AT&T, Inc.
4.35%	06/15/45		55,000	59,614

December 2019 / 1

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital
4.91%	07/23/25		$ 8,000	$ 8,798
6.48%	10/23/45		25,000	31,186
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[1,3]	20,000	18,213
9.75%	07/15/25	[1,3]	35,000	32,448
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	5,000	6,968
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	70,000	76,499
ViacomCBS, Inc.
3.88%	04/01/24		8,000	8,477
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	5,000	5,548

				247,751

Consumer Discretionary — 0.54%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%	02/01/46		5,000	5,940
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	5,000	5,455
Reynolds American, Inc.
4.45%	06/12/25		10,000	10,777
5.85%	08/15/45		15,000	17,242

				39,414

Electric — 0.48%
Evergy, Inc.
4.85%	06/01/21		20,000	20,634
Eversource Energy, Series O
4.25%	04/01/29		8,000	8,901
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	5,000	5,347

				34,882

Energy — 4.13%
Antero Resources Corp.
5.00%	03/01/25		15,000	11,287
5.63%	06/01/23		7,000	5,642
Energy Transfer Operating LP
4.75%	01/15/26		10,000	10,836
EQT Corp.
3.90%	10/01/27		5,000	4,656
Hess Corp.
5.60%	02/15/41		20,000	23,467

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
3.50%	09/01/23		$ 8,000	$8,296
4.25%	09/01/24		5,000	5,358
Petroleos Mexicanos (Mexico)
6.63%	06/15/35	[1]	5,000	5,140
6.75%	09/21/47	[1]	10,000	10,088
7.69%	01/23/50	[1,3]	20,000	21,896
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		18,000	19,248
Range Resources Corp.
4.88%	05/15/25		9,000	7,717
Rockies Express Pipeline LLC
4.95%	07/15/29	[3]	35,000	34,937
Sabine Pass Liquefaction LLC
5.75%	05/15/24		5,000	5,570
Spectra Energy Partners LP
4.75%	03/15/24		10,000	10,907
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		28,000	30,373
TC PipeLines LP
3.90%	05/25/27		20,000	20,930
4.38%	03/13/25		8,000	8,539
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	35,000	37,181
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		8,000	8,348
Williams Cos., Inc. (The)
4.55%	06/24/24		10,000	10,791

				301,207

Finance — 4.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	[1]	10,000	10,324
5.00%	10/01/21	[1]	25,000	26,221
Air Lease Corp.
2.25%	01/15/23		25,000	25,042
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
2.89%	07/24/23	[2]	30,000	30,271
Ford Motor Credit Co. LLC
3.20%	01/15/21		30,000	30,163
3.81%	10/12/21		5,000	5,094
4.25%	09/20/22		30,000	31,020
5.75%	02/01/21		10,000	10,316
5.88%	08/02/21		5,000	5,236
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[2]	5,000	4,981

2 / December 2019

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
3.20%	07/06/21		$25,000	$ 25,351
4.38%	09/25/21		10,000	10,364
Goldman Sachs Group, Inc. (The)
2.91%	07/24/23	[4]	5,000	5,089
Morgan Stanley (GMTN)
4.43%	01/23/30	[4]	15,000	16,941
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,4]	10,000	10,358
4.36%	08/01/24	[1,3,4]	25,000	26,537
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[1,3]	30,000	31,582
5.50%	02/15/24	[1,3]	5,000	5,496

				310,386

Food — 1.57%
Campbell Soup Co.
4.15%	03/15/28		10,000	10,882
(LIBOR USD 3-Month plus 0.63%)
2.52%	03/15/21	[2]	10,000	10,025
Conagra Brands, Inc.
4.85%	11/01/28		10,000	11,483
(LIBOR USD 3-Month plus 0.50%)
2.38%	10/09/20	[2]	10,000	10,016
Kraft Heinz Foods Co.
3.95%	07/15/25		6,000	6,358
4.38%	06/01/46		15,000	14,823
4.88%	10/01/49	[3]	20,000	21,143
6.88%	01/26/39		10,000	12,469
7.13%	08/01/39	[3]	5,000	6,425
Kroger Co. (The)
4.50%	01/15/29		5,000	5,633
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,550

				114,807

Health Care — 4.63%
AbbVie, Inc.
4.25%	11/21/49	[3]	30,000	31,991
Aetna, Inc.
3.50%	11/15/24		10,000	10,476
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[1]	10,000	10,511
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	10,000	10,925
4.88%	06/25/48	[3]	45,000	51,901
Becton Dickinson and Co.
3.73%	12/15/24		10,000	10,608

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Centene Corp.
4.75%	05/15/22		$55,000	$ 56,198
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[3]	14,000	14,538
Cigna Corp.
4.90%	12/15/48		25,000	29,985
CVS Health Corp.
5.05%	03/25/48		30,000	35,608
(LIBOR USD 3-Month plus 0.72%)
2.61%	03/09/21	[2]	10,000	10,064
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	10,000	10,120
Humana, Inc.
3.13%	08/15/29		10,000	10,222
Tenet Healthcare Corp.
4.63%	09/01/24	[3]	43,000	44,886

				338,033

Industrials — 2.30%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[2]	60,000	58,021
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[2]	52,000	41,057
General Electric Co., Series A (MTN)
6.75%	03/15/32		30,000	38,570
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	9,000	8,966
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[1,3]	20,000	21,112

				167,726

Information Technology — 0.35%
Broadcom, Inc.
3.13%	04/15/21	[3]	25,000	25,310

Insurance — 0.36%
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[3,4]	25,000	26,156

Materials — 0.23%
International Flavors & Fragrances, Inc.
5.00%	09/26/48		15,000	16,834

Real Estate Investment Trust (REIT) — 1.78%
American Campus Communities Operating Partnership LP
4.13%	07/01/24		10,000	10,672
Boston Properties LP
2.75%	10/01/26		10,000	10,151

December 2019 / 3

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		$ 5,000	$ 5,030
Digital Realty Trust LP
3.63%	10/01/22		10,000	10,343
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		5,000	5,107
4.38%	04/15/21		5,000	5,112
5.25%	06/01/25		5,000	5,488
5.38%	11/01/23		10,000	10,918
Healthcare Realty Trust, Inc.
3.88%	05/01/25		10,000	10,500
Healthcare Trust of America Holdings LP
3.70%	04/15/23		5,000	5,174
Healthpeak Properties, Inc.
3.15%	08/01/22		10,000	10,242
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,241
Kilroy Realty LP
4.38%	10/01/25		5,000	5,447
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,196
SL Green Operating Partnership LP
3.25%	10/15/22		10,000	10,258
WEA Finance LLC
3.15%	04/05/22	[3]	15,000	15,339

				130,218

Retail — 0.57%
Rite Aid Corp.
6.13%	04/01/23	[3]	45,000	41,513

Services — 0.73%
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[1,3]	40,000	42,155
IHS Markit Ltd. (Bermuda)
4.75%	02/15/25	[1,3]	10,000	10,949

				53,104

Transportation — 0.44%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		9,360	9,501
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		3,003	3,183

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$ 17,551	$19,521

				32,205

Total Corporates (Cost $1,946,813)				2,014,146

MORTGAGE-BACKED — 53.52%**
Non-Agency Commercial
Mortgage-Backed — 17.93%
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X (IO)
1.39%	04/10/29	[3,4]	1,280,000	15,340
Commercial Mortgage Trust, Series 2013-CR6, Class XB (IO)
0.54%	03/10/46	[4]	2,000,000	33,806
Commercial Mortgage Trust, Series 2012-CR1, Class XA (IO)
1.86%	05/15/45	[4]	768,224	28,269
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.70%	10/15/45	[4]	813,656	32,314
Commercial Mortgage Trust, Series 2012-LC4, Class XB (IO)
0.54%	12/10/44	[3,4]	1,800,000	20,536
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.15%	10/10/46	[4]	717,346	25,466
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.20%	03/10/46	[4]	1,566,815	49,619
Commercial Mortgage Trust, Series 2014-CR14, Class XA (IO)
0.61%	02/10/47	[4]	2,644,252	57,160
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
0.88%	09/10/47	[4,5,6]	753,701	23,820
DBUBS Mortgage Trust, Series 2011-LC1A, Class XB (IO)
0.31%	11/10/46	[3,4]	300,000	772
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.33%	08/10/43	[3,4]	3,535,247	14,338
GS Mortgage Securities Trust, Series 2011-GC3, Class X (IO)
0.66%	03/10/44	[3,4]	4,176,412	18,989
GS Mortgage Securities Trust, Series 2012-GCJ7, Class X4 (IO)
2.16%	05/10/45	[4]	2,396,635	69,304
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA (IO)
1.95%	11/10/45	[4]	703,232	31,759

4 / December 2019

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F
3.04%	12/10/41	[3,4]	$ 85,000	$75,276
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.07%	11/15/45	[4]	713,414	24,058
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA (IO)
0.75%	04/15/47	[4]	1,819,306	38,672
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA (IO)
1.67%	06/15/49	[4]	339,207	22,671
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class XA (IO)
1.51%	12/15/47	[4]	1,817,489	63,292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.12%	01/15/46	[4]	9,454,656	38,510
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XB (IO)
0.31%	05/15/46	[3,4]	2,532,749	28,358
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA (IO)
0.97%	04/15/47	[4]	351,504	11,736
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class XA (IO)
0.72%	10/15/47	[4]	118,450	2,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA (IO)
1.03%	10/15/48	[4]	532,068	24,227
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A
3.86%	04/10/37	[3]	15,000	15,895
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,4]	100,000	105,834
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[3,4]	65,000	67,588
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.60%	01/05/43	[3,4]	895,000	51,089
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA (IO)
1.63%	12/10/45	[3,4]	799,906	29,023
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA (IO)
1.76%	10/15/45	[3,4]	973,530	37,772
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)
0.78%	02/15/44	[3,4]	1,138,825	6,907

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class XA (IO)
1.32%	03/15/44	[3,4]	$2,339,615	$34,379
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA (IO)
1.54%	12/15/45	[3,4]	1,194,986	46,162
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XA (IO)
1.20%	05/15/45	[3,4]	2,956,866	99,111
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XB (IO)
0.46%	05/15/45	[3,4]	2,000,000	29,615
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA (IO)
1.22%	03/15/47	[4]	854,302	32,872

				1,307,493

Non-Agency Mortgage-Backed — 16.23%
Alternative Loan Trust, Series 2007-16CB, Class 1A7
6.00%	08/25/37		12,674	11,993
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	03/25/46	[2]	24,445	22,409
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		13,301	12,723
Banc of America Funding Trust, Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
1.94%	05/26/36	[2,3]	42,012	41,198
Banc of America Funding Trust, Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
1.86%	10/25/36	[2,3]	25,752	25,368
Bear Stearns ALT-A Trust, Series 2004-6, Class 1A
(LIBOR USD 1-Month plus 0.64%)
2.43%	07/25/34	[2]	7,175	7,200
Bear Stearns ARM Trust, Series 2004-3, Class 2A
4.20%	07/25/34	[4]	14,050	13,916
Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2
(LIBOR USD 1-Month plus 0.28%)
2.07%	01/25/37	[2]	8,516	8,506
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A4
8.29%	06/15/30	[4]	142,144	51,127

December 2019 / 5

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2C
(STEP-reset date 02/25/20)
4.87%	03/25/36		$ 39,977	$27,725
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.91%	06/25/47	[2,3]	16,549	16,664
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A3
6.25%	09/25/37		33,122	28,430
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B1 (STEP-reset date 02/25/20)
6.25%	10/25/36	[3]	61,000	61,161
Fremont Home Loan Trust, Series 2005-A, Class M3
(LIBOR USD 1-Month plus 0.74%)
2.53%	01/25/35	[2]	55,942	55,765
Fremont Home Loan Trust, Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.33%)
2.12%	01/25/36	[2]	33,246	32,538
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.03%	08/25/45	[2]	10,651	9,608
GSAA Trust, Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.10%)
1.89%	03/25/47	[2]	166,316	17,832
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.27%	09/25/35	[4]	8,494	8,744
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
2.10%	06/20/35	[2]	25,248	25,240
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X (IO)
1.42%	06/20/35	[3,4,5,6]	1,851,514	75,577
IndyMac Index Mortgage Loan Trust, Series 2007-F2, Class 1A4
6.00%	07/25/37		13,237	12,754
Lehman Mortgage Trust, Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.76%	11/25/36	[2,5,6]	217,861	61,674
Lehman Mortgage Trust, Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
4.55%	06/25/37	[2,5,6]	289,724	66,174

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Alternative Loan Trust, Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
2.19%	03/25/35	[2]	$ 34,900	$34,077
Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
2.29%	05/25/29	[2]	24,395	23,874
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		10,321	11,191
Mid-State Capital Corp., Series 2006-1, Class A
5.79%	10/15/40	[3]	61,451	67,967
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		4,655	4,909
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/37	[2]	35,000	33,793
Nomura Resecuritization Trust, Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
2.35%	07/26/37	[2,3]	20,655	20,936
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01%	03/15/20	[4]	21,110	21,575
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
3.04%	01/25/36	[2]	25,000	25,074
Residential Asset Mortgage Products Trust, Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.01%	12/25/36	[2]	100,000	98,110
Residential Asset Securitization Trust, Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
5.76%	02/25/34	[2,5,6]	850,033	97,650
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.39%	02/25/34	[4]	3,013	2,991
Structured Asset Mortgage Investments II Trust, Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.23%)
2.02%	02/25/36	[2]	30,316	27,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1
5.22%	04/25/36	[4]	20,170	19,884

				1,184,197

6 / December 2019

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed — 8.79%
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.72%	07/25/39	[4]	$1,458,597	$45,999
Fannie Mae-Aces, Series 2016-M2, Class X3 (IO)
2.03%	04/25/36	[4]	987,091	32,032
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class AX1 (IO)
0.57%	01/25/20	[4]	493,713	5
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X3 (IO)
2.20%	12/25/39	[4]	2,147,000	89,756
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.81%	08/25/40	[4]	900,000	37,790
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X3 (IO)
1.66%	07/25/41	[4]	1,170,000	60,855
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class X3 (IO)
2.21%	01/25/42	[4]	390,000	31,736
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, Class X1 (IO)
1.09%	01/25/21	[4]	4,411,993	30,781
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ25, Class A1
2.15%	11/25/24		60,625	60,388
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW01, Class X1 (IO)
0.97%	01/25/26	[4]	1,054,576	48,947
FREMF Mortgage Trust, Series 2012-K20, Class X2A (IO)
0.20%	05/25/45	[3]	3,719,152	13,994
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[4]	1,055,181	48,613
Ginnie Mae, Series 2011-119, Class IO (IO)
0.29%	08/16/51	[4]	2,828,629	25,914
Ginnie Mae, Series 2011-78, Class IX (IO)
0.10%	08/16/46	[4]	2,466,935	27,229
Ginnie Mae, Series 2012-135, Class IO (IO)
0.57%	01/16/53	[4]	600,473	19,213
Ginnie Mae, Series 2013-33, Class IO (IO)
0.80%	04/16/54	[4]	765,064	22,682

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2016-22, Class IX (IO)
1.29%	06/16/38	[4]	$ 267,709	$44,799

				640,733

U.S. Agency Mortgage-Backed — 10.57%
Fannie Mae Pool 462209 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.18%)
4.74%	04/01/36	[2]	60,307	61,580
Fannie Mae Pool AM9517
3.61%	08/01/30		40,000	42,573
Fannie Mae Pool AN9420
3.77%	07/01/43		48,403	53,681
Fannie Mae Pool AN9976
3.96%	02/01/30		30,000	33,260
Fannie Mae Pool BL0405
3.64%	11/01/28		100,000	108,013
Fannie Mae REMICS, Series 2005-56,
Class SP
(-6.50 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00%	08/25/33	[2]	12,555	13,206
Fannie Mae REMICS, Series 2012-139, Class AI (IO)
3.00%	12/25/27		474,068	37,306
Freddie Mac Strips, Series 240, Class IO (IO)
5.50%	07/15/36		487,501	104,326
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.81%	02/16/33	[2]	1,114,766	85,197
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.84%	10/20/33	[2]	550,357	93,610
Ginnie Mae, Series 2012-73, Class NK
3.00%	08/20/40		12,825	12,893
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		79,094	81,205
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		43,697	44,424

				771,274

Total Mortgage-Backed (Cost $4,204,182)				3,903,697

Total Bonds – 92.22% (Cost $6,953,628)				6,726,998

December 2019 / 7

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Shares	Value
SHORT-TERM INVESTMENTS — 6.75%
Commercial paper — 0.27%
Ford Motor Credit Co. LLC
3.20%[7]	10/08/20	$20,000	$19,569

Money Market Funds — 6.48%
Dreyfus Government Cash Management Fund
1.52%[8]		193,000	193,000
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[8]		20,014	20,014
Morgan Stanley Institutional Liquidity Funds- Government Portfolio
1.52%[8]		260,000	260,000

			473,014

Total Short-Term Investments (Cost $492,532)			492,583

Total Investments – 98.97% (Cost $7,446,160)			7,219,581

Cash and Other Assets, Less Liabilities – 1.03%			75,344

Net Assets – 100.00%			$7,294,925

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $324,895, which is 4.45% of total net assets.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of December 31, 2019.

†

Fair valued security. The aggregate value of fair valued securities is $99,933, which is 1.37% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity

8 / December 2019

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 2019 / 9

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

FLEXIBLE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial paper	$—	$19,569	$—	$19,569

Money Market Funds	473,014	—	—	473,014

Long-Term Investments:

Asset-Backed Securities	—	809,155	—	809,155

Corporates	—	2,014,146	—	2,014,146

Mortgage-Backed	—	3,578,802	324,895	3,903,697

Total	$473,014	$6,421,672	$324,895	$7,219,581

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

FLEXIBLE INCOME FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2019	$182,387

Accrued discounts/premiums	(15,050)

Realized gain/(loss)	—

Change in unrealized appreciation*	3,017

Purchases	154,541

Sales	—

Transfers into Level 3**	—

Transfers out of Level 3**	—

Balance as of December 31, 2019	$324,895

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(8,888) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

10 / December 2019

Flexible Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

FLEXIBLE INCOME FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$23,820	Third-party Vendor	Vendor Prices	$3.16	$3.16

Mortgage-Backed Securities-Non- Agency	$301,075	Third-party Vendor	Vendor Prices	4.08 - 28.31	17.59

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

December 2019 / 11